Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Outstanding beginning of period (in shares) at Jan. 31, 2015	74,907,415
Outstanding value beginning of period at Jan. 31, 2015	$ 657,687
Outstanding end of period (in shares) at Jan. 31, 2016	74,907,415
Outstanding value end of period at Jan. 31, 2016	$ 657,687
Outstanding beginning of period (in shares) at Jan. 31, 2015		28,815,224
Beginning balance at Jan. 31, 2015	$ (222,640)	$ 1	$ 63,119	$ (223)	$ (285,537)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option exercises (in shares)	5,838,389	5,838,389
Stock option exercises	$ 10,865		10,865
Vested restricted stock units converted into shares (in shares)		799,552
Stock-based compensation expense	63,590		63,590
Shares issued related to business combination (in shares)		358,735
Shares issued related to business combination	$ 9,542		9,542
Shares withheld related to net share settlement of restricted stock (in shares)	(36,206)	(36,206)
Shares withheld related to net share settlement of restricted stock	$ (1,202)		(1,202)
Unrealized gain (loss) on investments	(187)			(187)
Foreign currency translation adjustment	(334)			(334)
Net loss	(203,143)				(203,143)
Outstanding end of period (in shares) at Jan. 31, 2016		35,775,694
Ending balance at Jan. 31, 2016	$ (343,509)	$ 1	145,914	(744)	(488,680)
Outstanding end of period (in shares) at Jan. 31, 2017	74,907,415
Outstanding value end of period at Jan. 31, 2017	$ 657,687
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option exercises (in shares)	1,157,625	1,157,625
Stock option exercises	$ 3,594	$ 1	3,593
Vested restricted stock units converted into shares (in shares)		48,306
Stock-based compensation expense	21,714		21,714
Donation of common stock to the Cloudera Foundation (in shares)		1,175,063
Donation of common stock to the Cloudera Foundation	21,574		21,574
Unrealized gain (loss) on investments	113			113
Foreign currency translation adjustment	75			75
Net loss	(187,317)				(187,317)
Outstanding end of period (in shares) at Jan. 31, 2017		38,156,688
Ending balance at Jan. 31, 2017	$ (483,756)	$ 2	192,795	(556)	(675,997)
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of redeemable convertible preferred stock to common stock in connection with initial public offering (unaudited) (in shares)	(74,907,415)
Conversion of redeemable convertible preferred stock to common stock in connection with initial public offering (unaudited)	$ (657,687)
Outstanding end of period (in shares) at Jul. 31, 2017	0
Outstanding value end of period at Jul. 31, 2017	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option exercises (in shares)	895,118	895,118
Stock option exercises	$ 2,072		2,072
Vested restricted stock units converted into shares (in shares)		41,115
Stock-based compensation expense	230,533		230,533
Conversion of redeemable convertible preferred stock to common stock in connection with initial public offering (unaudited) (in shares)		74,907,415
Conversion of redeemable convertible preferred stock to common stock in connection with initial public offering (unaudited)	657,687	$ 4	657,683
Issuance of common stock in connection with initial public offering, net of offering costs (in shares)		17,250,000
Issuance of common stock in connection with initial public offering, net of offering costs (unaudited)	235,365	$ 1	235,364
Unrealized gain (loss) on investments	61			61
Foreign currency translation adjustment	(26)			(26)
Net loss	(286,548)				(286,548)
Outstanding end of period (in shares) at Jul. 31, 2017		131,250,336
Ending balance at Jul. 31, 2017	$ 355,388	$ 7	$ 1,318,447	$ (521)	$ (962,545)